Segment Information - Segment Reporting Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 271.9	$ 187.5	$ 505.9	$ 359.5
Gain on disposal	0.2	0.2	0.4	0.3
Rig operating and maintenance expenses	(124.1)	(89.5)	(228.1)	(175.0)
Depreciation of non-current assets	(31.9)	(28.0)	(63.7)	(56.2)
General and administrative expenses	(11.6)	(10.3)	(25.0)	(22.7)
(Loss) / income from equity method investments	(2.5)	3.9	2.9	6.3
Operating income including equity method investments	102.0	63.8	192.4	112.2
Total assets	3,181.6	2,996.1	3,181.6	2,996.1	$ 3,080.1
Related party revenue
Segment Reporting Information [Line Items]
Revenues	10.6	32.4	35.0	62.7
Nonrelated party | Dayrate revenue
Segment Reporting Information [Line Items]
Revenues	223.0	155.1	421.3	296.8
Nonrelated party | Bareboat charter revenue
Segment Reporting Information [Line Items]
Revenues	26.6	0.0	37.9	0.0
Nonrelated party | Management contract revenue
Segment Reporting Information [Line Items]
Revenues	11.7	0.0	11.7	0.0
Operating segments | Dayrate
Segment Reporting Information [Line Items]
Gain on disposal	0.0	0.0	0.0	0.0
Rig operating and maintenance expenses	(151.0)	(169.7)	(309.3)	(329.7)
Depreciation of non-current assets	(31.5)	(27.6)	(63.0)	(55.4)
General and administrative expenses	0.0	0.0	0.0	0.0
(Loss) / income from equity method investments	0.0	0.0	0.0	0.0
Operating income including equity method investments	106.1	39.6	181.0	69.6
Total assets	3,434.2	3,276.9	3,434.2	3,276.9
Operating segments | Dayrate | Related party revenue
Segment Reporting Information [Line Items]
Revenues	0.0	0.0	0.0	0.0
Operating segments | Dayrate | Nonrelated party | Dayrate revenue
Segment Reporting Information [Line Items]
Revenues	226.9	236.9	460.9	454.7
Operating segments | Dayrate | Nonrelated party | Bareboat charter revenue
Segment Reporting Information [Line Items]
Revenues	26.6		37.9
Operating segments | Dayrate | Nonrelated party | Management contract revenue
Segment Reporting Information [Line Items]
Revenues	35.1		54.5
Reconciling items
Segment Reporting Information [Line Items]
Gain on disposal	0.2	0.2	0.4	0.3
Rig operating and maintenance expenses	26.9	80.2	81.2	154.7
Depreciation of non-current assets	(0.4)	(0.4)	(0.7)	(0.8)
General and administrative expenses	(11.6)	(10.3)	(25.0)	(22.7)
(Loss) / income from equity method investments	(2.5)	3.9	2.9	6.3
Operating income including equity method investments	(4.1)	24.2	11.4	42.6
Total assets	(252.6)	(280.8)	(252.6)	(280.8)
Reconciling items | Related party revenue
Segment Reporting Information [Line Items]
Revenues	10.6	32.4	35.0	62.7
Reconciling items | Nonrelated party | Dayrate revenue
Segment Reporting Information [Line Items]
Revenues	(3.9)	$ (81.8)	(39.6)	$ (157.9)
Reconciling items | Nonrelated party | Bareboat charter revenue
Segment Reporting Information [Line Items]
Revenues	0.0		0.0
Reconciling items | Nonrelated party | Management contract revenue
Segment Reporting Information [Line Items]
Revenues	$ (23.4)		$ (42.8)